Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	226,719,982
Proposed Maximum Offering Price per Unit	4.06
Maximum Aggregate Offering Price	$ 920,483,126.92
Fee Rate	0.0087%
Amount of Registration Fee	$ 80,082.03
Offering Note	(1) Consists of (i) 223,252,749 shares of common stock (the "Common Stock") of Uranium Royalty Corp. (the "Company") issued to certain selling holders identified in this registration statement in a private placement completed on July 27, 2026 and (ii) 3,467,233 shares of Common Stock issuable upon exchange of shares of UROY ExchangeCo Ltd. ("Exchangeable Shares") to holders of Exchangeable Shares on a 1-for-1 basis. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high ($4.13) and low ($3.99) prices of the shares of Common Stock on the Nasdaq Capital Market on September 28, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).